Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Hartford Mutual Funds II Inc
Prospectus Date	rr_ProspectusDate	Mar. 01, 2022
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	APRIL 22, 2022SUPPLEMENT TOHARTFORD SCHRODERS FUNDS PROSPECTUS
DATED MARCH 1, 2022, AS SUPPLEMENTED MARCH 30, 2022This Supplement contains new and additional information and should be read in connection with your Statutory Prospectus.(1) Effective immediately, under the heading “Hartford Schroders China A Fund Summary Section – Principal Investment Strategy” in the above referenced Statutory Prospectus, the third paragraph of the principal investment strategy is deleted in its entirety and replaced with the following:The Fund may invest in securities of any market capitalization. The Fund may also invest in common and preferred stock, and depositary receipts, including Chinese Depositary Receipts (“CDRs”). The Fund may use derivatives, such as futures contracts, forward currency contracts, option contracts, participatory notes (“P-Notes”), and warrants (including non-standard warrants), in order to gain exposure to particular securities or markets, in connection with hedging transactions, equitizing cash, or otherwise to seek to increase total return.(2) Effective immediately, under the heading “Hartford Schroders China A Fund Summary Section – Principal Risks” in the above referenced Statutory Prospectus, the following sentences are added to the end of “China A Shares Risk”:The risks related to investments in China A shares through Stock Connect are heightened to the extent that the Fund invests in China A shares listed on the Science and Technology Innovation Board on the Shanghai stock exchange (“STAR market”) and/or the ChiNext market of the Shenzhen stock exchange (“ChiNext market”). Listed companies on the STAR market and ChiNext market are usually of an emerging nature with smaller operating scale. They are subject to higher fluctuation in stock prices and liquidity. It may be more common and faster for companies listed on the STAR market and ChiNext market to delist.(3) Effective immediately, under the heading “Hartford Schroders China A Fund Summary Section – Principal Risks” in the above referenced Statutory Prospectus, the following principal risk is added below “Futures and Options Risk”:P-Notes and Non-Standard Warrants Risk - The Fund may use synthetic foreign equity securities derivatives in the form of P-Notes and non-standard warrants, including low exercise price warrants and low exercise price options to gain exposure to certain issuers and markets where direct investment is either impossible or difficult due to local restrictions. These securities are issued by banks and other financial institutions and represent interest in securities listed on certain non-U.S. exchanges. Non-standard warrants are different from standard warrants in that they do not typically give their holders the right to receive a security of the issuer upon exercise, instead they typically pay the holder the difference in price of the underlying security between the date the non-standard warrant was purchased and the date it is sold. In addition to risks similar to those associated with a direct investment in the underlying security, such as foreign investments risk, the holder of a P-Note or non-standard warrant is not entitled to the same rights as an underlying security’s direct owner. P-Notes and non-standard warrants are also subject to counterparty risk and liquidity risk.
Hartford Schroders China A Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	APRIL 22, 2022SUPPLEMENT TOHARTFORD SCHRODERS FUNDS PROSPECTUS
DATED MARCH 1, 2022, AS SUPPLEMENTED MARCH 30, 2022This Supplement contains new and additional information and should be read in connection with your Statutory Prospectus.(1) Effective immediately, under the heading “Hartford Schroders China A Fund Summary Section – Principal Investment Strategy” in the above referenced Statutory Prospectus, the third paragraph of the principal investment strategy is deleted in its entirety and replaced with the following:The Fund may invest in securities of any market capitalization. The Fund may also invest in common and preferred stock, and depositary receipts, including Chinese Depositary Receipts (“CDRs”). The Fund may use derivatives, such as futures contracts, forward currency contracts, option contracts, participatory notes (“P-Notes”), and warrants (including non-standard warrants), in order to gain exposure to particular securities or markets, in connection with hedging transactions, equitizing cash, or otherwise to seek to increase total return.(2) Effective immediately, under the heading “Hartford Schroders China A Fund Summary Section – Principal Risks” in the above referenced Statutory Prospectus, the following sentences are added to the end of “China A Shares Risk”:The risks related to investments in China A shares through Stock Connect are heightened to the extent that the Fund invests in China A shares listed on the Science and Technology Innovation Board on the Shanghai stock exchange (“STAR market”) and/or the ChiNext market of the Shenzhen stock exchange (“ChiNext market”). Listed companies on the STAR market and ChiNext market are usually of an emerging nature with smaller operating scale. They are subject to higher fluctuation in stock prices and liquidity. It may be more common and faster for companies listed on the STAR market and ChiNext market to delist.(3) Effective immediately, under the heading “Hartford Schroders China A Fund Summary Section – Principal Risks” in the above referenced Statutory Prospectus, the following principal risk is added below “Futures and Options Risk”:P-Notes and Non-Standard Warrants Risk - The Fund may use synthetic foreign equity securities derivatives in the form of P-Notes and non-standard warrants, including low exercise price warrants and low exercise price options to gain exposure to certain issuers and markets where direct investment is either impossible or difficult due to local restrictions. These securities are issued by banks and other financial institutions and represent interest in securities listed on certain non-U.S. exchanges. Non-standard warrants are different from standard warrants in that they do not typically give their holders the right to receive a security of the issuer upon exercise, instead they typically pay the holder the difference in price of the underlying security between the date the non-standard warrant was purchased and the date it is sold. In addition to risks similar to those associated with a direct investment in the underlying security, such as foreign investments risk, the holder of a P-Note or non-standard warrant is not entitled to the same rights as an underlying security’s direct owner. P-Notes and non-standard warrants are also subject to counterparty risk and liquidity risk.